Land Use Rights, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights Net [Abstract]
Amortization of Intangible Assets	$ 43,594	$ 43,549	$ 45,994